Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of Information Related to Company's Leases and Lease Expense
Information related to the Company's leases is presented below:

		December 31,
	Classification	2020	2019
Right-of-use assets:
Operating leases	Operating lease right-of-use assets	$49,537	$32,539
Finance leases	Premises and equipment, net	1,588	—
Total right-of-use assets		$51,125	$32,539
Lease liabilities:
Operating leases	Operating lease liabilities	$55,187	$35,525
Finance leases	Borrowings	1,598	—
Total lease liabilities		$56,785	$35,525
Weighted average remaining lease term (in years) - operating		12.2	14.1
Weighted average remaining lease term (in years) - finance		14.4	0.0
Weighted average discount rate - operating		2.65%	3.44%
Weighted average discount rate - finance		1.76%	—%

The components of total lease expense included in the consolidated statements of income were as follows:

		Year Ended
		December 31,
	Classification	2020	2019
Operating lease costs
Amortization of right-of-use asset	Occupancy and equipment	$6,228	$5,057
Short-term lease cost	Occupancy and equipment	456	365
Variable lease cost	Occupancy and equipment	602	682
Finance lease costs
Interest on lease liabilities	Interest expense on borrowings	11	—
Amortization of right-of-use asset	Occupancy and equipment	43	—
Lease impairment	Merger costs	2,142	—
Total lease cost		$9,482	$6,104

Schedule of Maturity Analysis of Operating Lease Liabilities
A maturity analysis of operating and finance lease liabilities and a reconciliation of undiscounted cash flows to the total lease liability as of December 31, 2020 is as follows:

	Operating	Finance
	Leases	Leases
Lease payments due:
December 31, 2021	$8,042	$115
December 31, 2022	7,693	116
December 31, 2023	6,302	118
December 31, 2024	5,625	120
December 31, 2025	4,972	121
Thereafter	34,053	1,225
Total undiscounted future minimum lease payments	66,687	1,815
Less: imputed interest	(11,500)	(217)
Net lease liability	$55,187	$1,598

Schedule of Maturity of Finance Lease Liabilities
A maturity analysis of operating and finance lease liabilities and a reconciliation of undiscounted cash flows to the total lease liability as of December 31, 2020 is as follows:

	Operating	Finance
	Leases	Leases
Lease payments due:
December 31, 2021	$8,042	$115
December 31, 2022	7,693	116
December 31, 2023	6,302	118
December 31, 2024	5,625	120
December 31, 2025	4,972	121
Thereafter	34,053	1,225
Total undiscounted future minimum lease payments	66,687	1,815
Less: imputed interest	(11,500)	(217)
Net lease liability	$55,187	$1,598